Statements Of Net Assets Available For Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value (Notes 2 and 3):
Investments of Fair Value	$ 5,205,673,021	$ 4,601,936,584
Cash and cash equivalents	0	10,194,059
Investments measured at contract value (Note 4):
Total Investments	5,549,297,211	4,910,506,563
Notes receivable from participants	63,463,046	61,096,247
Net Assets Available for Benefits	5,612,760,257	4,971,602,810
Registered Investment Companies [Member]
Investments at fair value (Notes 2 and 3):
Investments of Fair Value	442,383,629	290,552,712
Common Collective Trust [Member]
Investments at fair value (Notes 2 and 3):
Investments of Fair Value	4,586,307,483	4,163,299,428
EBP, Employer, Common Stock [Member]
Investments at fair value (Notes 2 and 3):
Investments of Fair Value	176,981,909	137,890,385
Fully Benefit Responsive Investments [Member]
Investments at fair value (Notes 2 and 3):
Investments of Fair Value	349,155,214	307,223,048
Investments measured at contract value (Note 4):
Fully benefit-responsive investments	$ 343,624,190	$ 308,569,979